Goodwill And Other Intangibles (Schedule Of Change In Carry Amount Of Goodwill By Business Segment) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended										24 Months Ended	12 Months Ended				3 Months Ended		12 Months Ended		3 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2014 Process Management [Member]	Sep. 30, 2013 Process Management [Member]	Sep. 30, 2014 Industrial Automation [Member]	Sep. 30, 2013 Industrial Automation [Member]	Sep. 30, 2014 Network Power [Member]	Sep. 30, 2013 Network Power [Member]	Sep. 30, 2012 Network Power [Member]	Sep. 30, 2014 Network Power [Member]	Sep. 30, 2014 Climate Technologies [Member]	Sep. 30, 2013 Climate Technologies [Member]	Sep. 30, 2014 Commercial & Residential Solutions [Member]	Sep. 30, 2013 Commercial & Residential Solutions [Member]	Sep. 30, 2014 Network Power - Europe, Middle East, and Africa [Member] Network Power [Member]	Jun. 30, 2013 Artesyn (Embedded Computing and Power) [Member] Network Power [Member]	Sep. 30, 2013 Artesyn (Embedded Computing and Power) [Member] Network Power [Member]	Sep. 30, 2012 Artesyn (Embedded Computing and Power) [Member] Network Power [Member]	Sep. 30, 2013 Connectivity Solutions [Member] Network Power [Member]
Goodwill [Line Items]
Goodwill impairment, net of tax	$ 508	$ 496	$ 528														$ 475		$ 528	$ 21
Goodwill impairment per share																$ 0.72
After-tax goodwill impairment loss per share																	$ 0.65		$ 0.72	$ 0.03
Net income tax charges																		70
Net income tax charges per share																		$ 0.10
Goodwill [Roll Forward]
Goodwill, beginning balance	7,509	8,026		2,383	2,379	1,352	1,338	2,832	3,367		3,367	503	501	439	441
Acquisitions	378	11		356	11			22
Divestitures	(70)	(42)						(70)	(40)						(2)
Impairment	(508)	(528)	(592)					(508)	(528)	(592)	(646)					(508)	(503)		(592)	(25)
Foreign currency translation and other	(127)	42		(38)	(7)	(23)	14	(58)	33			(3)	2	(5)
Goodwill, ending balance	$ 7,182	$ 7,509	$ 8,026	$ 2,701	$ 2,383	$ 1,329	$ 1,352	$ 2,218	$ 2,832	$ 3,367	$ 2,218	$ 500	$ 503	$ 434	$ 439